Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Revenue from contracts with customers [Abstract]
Revenue from the Transfer of Goods and Services

Year ended June 30, 2022	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	251,607	—	251,607
Revenue from provision of services	—	1,696	1,696
Excise taxes	(31,964)	—	(31,964)
Net Revenue	219,643	1,696	221,339

Year ended June 30, 2021	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	288,592	—	288,592
Revenue from provision of services	—	1,877	1,877
Excise taxes	(45,217)	—	(45,217)
Net Revenue	243,375	1,877	245,252